Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	94.20%
Innovator U.S. Equity Ultra Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $571.73 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.00%
Innovator U.S. Equity Ultra Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $672.35 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Equity Ultra Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $391.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)